Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Statement [LineItems]
Balance-January 1, 2019	$ 3,626
Balance-June 30, 2019	7,621
Accumulated depreciation [member]
Statement [LineItems]
Balance-January 1, 2019	(4,070)
Disposals	36
Depreciation	(837)
Balance-June 30, 2019	(4,871)
At cost [member]
Statement [LineItems]
Balance-January 1, 2019	7,696
Additions upon adoption of IFRS 16	4,679
Additions	153
Disposals	36
Balance-June 30, 2019	12,492
Leasehold improvements [member]
Statement [LineItems]
Balance-June 30, 2019	2,107
Leasehold improvements [member] | Accumulated depreciation [member]
Statement [LineItems]
Balance-January 1, 2019	(2,024)
Disposals	7
Depreciation	(252)
Balance-June 30, 2019	(2,269)
Leasehold improvements [member] | At cost [member]
Statement [LineItems]
Balance-January 1, 2019	4,378
Additions	5
Disposals	7
Balance-June 30, 2019	4,376
Right-of-use assets [member]
Statement [LineItems]
Balance-June 30, 2019	4,316
Right-of-use assets [member] | Accumulated depreciation [member]
Statement [LineItems]
Depreciation	(363)
Balance-June 30, 2019	(363)
Right-of-use assets [member] | At cost [member]
Statement [LineItems]
Additions upon adoption of IFRS 16	4,679
Balance-June 30, 2019	4,679
Other property, plant and equipment [member]
Statement [LineItems]
Balance-June 30, 2019	1,197
Other property, plant and equipment [member] | Accumulated depreciation [member]
Statement [LineItems]
Balance-January 1, 2019	(2,046)
Disposals	29
Depreciation	(222)
Balance-June 30, 2019	(2,240)
Other property, plant and equipment [member] | At cost [member]
Statement [LineItems]
Balance-January 1, 2019	3,318
Additions	148
Disposals	29
Balance-June 30, 2019	$ 3,437